ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2022
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	March 31,	March 31,
	2022	2021

Accounts receivable from third-party customers	$1,653	$183,690
Less: allowance for doubtful accounts	–	–
Total accounts receivable from third-party customers, net	1,653	183,690
Add: accounts receivable - related party	–	286,272
Total accounts receivable, net	$1,653	$469,962

For the years ended March 31, 2022 and 2021, no allowance for doubtful accounts were recorded. Approximately 100% of the accounts receivable balance as of March 31, 2022 (98% - 2021) from third-party customers has been collected subsequent to the year end.

The Company rented one unit of its rental property to China Youth Langton (Canada) Education Technology Co. Ltd. (the “Langton”), a related party under common control. The lease agreement has a term of three years from January 2018 to December 2020, and further renewed for another three years from January 2021 to December 2023. However, the lease was terminated by both parties as at September 30, 2021. The outstanding accounts receivable from this related party amounted to $nil and $286,272 as of March 31, 2022 and 2021, respectively.